Investments in And Advances to Affiliates - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014
Schedule of Equity Method Investments [Line Items]
Investment pledged as collateral	¥ 2,125
Collateral loans	¥ 23,358